OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Related to financing activities:
Payables related to derivatives	$ 68.2	$ 22.3
Accrued interest	27.5	23.2
Related to investing activities:
Contingent consideration	20.0	0.0
Related to operating and other activities:
Accrued personnel costs	299.8	244.1
Refund liabilities	169.8	115.7
Contract liabilities	99.3	68.4
Sales and value-added taxes	73.6	54.3
Accrued advertising and promotions	72.4	42.0
Goods in transit accruals	7.4	55.0
Accrued royalties	5.4	6.7
Other accrued liabilities	159.4	116.0
Total	$ 1,002.8	$ 747.7